Expense Example - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894